Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Cash and cash equivalents [abstract]
Letter of credit and bank guarantee issued to various airlines and suppliers of hotel and other services pledged against bank balances	$ 1,551	$ 1,605